Goodwill	6 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Goodwill

4. Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	(22,713)	(22,713)
Balance as of June 30, 2024	$637,446	$1,363,243	$2,000,689

(1)
Accumulated impairment loss was $1,159,145 as of June 30, 2024 and December 31, 2023 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of June 30, 2024 and December 31, 2023 within the Digital Wallets segment.

The Company performs its annual goodwill impairment test for all reporting units as of October 1st, or when events and circumstances have occurred that would indicate the carrying amount of goodwill exceeds its fair value. No such events and circumstances were identified during the three and six months ended June 30, 2024. However, failure to achieve future cash flows or declines in the stock price may cause a future impairment of goodwill at the reporting unit level.